Long-term debt and capital lease obligations - Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity of long-term debt and capital lease obligations
Total	€ 6,717,445	€ 7,613,633
Less than 1 year
Maturity of long-term debt and capital lease obligations
Total	885,637	725,074
1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	2,721,480	4,025,154
3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total	2,714,802	1,805,228
Over 5 Years
Maturity of long-term debt and capital lease obligations
Total	395,526	1,058,177
Amended 2012 credit agreement
Maturity of long-term debt and capital lease obligations
Total	2,027,082	2,253,885
Amended 2012 credit agreement | Less than 1 year
Maturity of long-term debt and capital lease obligations
Total	128,058	213,735
Amended 2012 credit agreement | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	656,117	2,040,150
Amended 2012 credit agreement | 3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total	1,242,907
Bonds
Maturity of long-term debt and capital lease obligations
Total	3,826,679	4,697,272
Bonds | Less than 1 year
Maturity of long-term debt and capital lease obligations
Total	733,528	474,338
Bonds | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	1,333,966	1,788,412
Bonds | 3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total	1,425,657	1,390,978
Bonds | Over 5 Years
Maturity of long-term debt and capital lease obligations
Total	333,528	1,043,544
Convertible Bonds
Maturity of long-term debt and capital lease obligations
Total	400,000	400,000
Convertible Bonds | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	400,000
Convertible Bonds | 3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total		400,000
Accounts Receivable Facility
Maturity of long-term debt and capital lease obligations
Total	294,338	166,018
Accounts Receivable Facility | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	294,338	166,018
Capital lease obligations
Maturity of long-term debt and capital lease obligations
Total	37,704	43,775
Capital lease obligations | Less than 1 year
Maturity of long-term debt and capital lease obligations
Total	8,831	11,211
Capital lease obligations | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	14,948	13,868
Capital lease obligations | 3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total	4,860	7,707
Capital lease obligations | Over 5 Years
Maturity of long-term debt and capital lease obligations
Total	9,065	10,989
Other
Maturity of long-term debt and capital lease obligations
Total	131,642	52,683
Other | Less than 1 year
Maturity of long-term debt and capital lease obligations
Total	15,220	25,790
Other | 1 to 3 Years
Maturity of long-term debt and capital lease obligations
Total	22,111	16,706
Other | 3 to 5 Years
Maturity of long-term debt and capital lease obligations
Total	41,378	6,543
Other | Over 5 Years
Maturity of long-term debt and capital lease obligations
Total	€ 52,933	€ 3,644